Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 27,091	$ 20,385
Cash and cash equivalents	241,148	340,522	$ 451,501	$ 256,380
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	27,091	20,385
Cash and cash equivalents	241,148	340,522
Current financial assets and cash and cash equivalents	268,239	360,907
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	27,091	20,385
Cash and cash equivalents	241,148	340,522
Current financial assets and cash and cash equivalents	$ 268,239	$ 360,907